Loans receivable	6 Months Ended
Jun. 30, 2024
Loans receivable
Loans receivable

6. Loans receivable

As at	June 30, 2024	December 31, 2023
Convertible debenture – Excelsior Mining	$1,708	$1,638
Loan receivable – Elevation	—	17,731
Promissory and demand notes receivable – Elevation	—	6,490
Loan receivable – Nevada Copper	—	11,840
Total loans receivable	1,708	37,699
Provision for expected credit losses	—	(9,723)
Net loans receivable	1,708	27,976
Current portion	—	8,990
Loans receivable – long-term	$1,708	$18,986

As of June 30, 2024, Triple Flag concluded that there is no reasonable expectation of recovery of the Nevada Copper loan receivable and the Elevation loan receivable and promissory and demand notes, resulting in impairment charges recognized in the condensed interim consolidated statement of income (loss) for the three months ended June 30, 2024. Refer to Note 9 for further details.

On February 9, 2023, Triple Flag invested $1.5 million in Excelsior Mining Corp (“Excelsior”) in the form of a Convertible Debenture (“Debenture”). The Debenture matures on February 9, 2026 and carries interest at 10%. Interest is payable in cash or in Excelsior shares, at the election of Triple Flag. The Debenture also has a conversion feature whereby Triple Flag has the option to convert it into Excelsior shares prior to maturity.

Expected credit losses for loans receivable is measured based on the general approach. Refer to Note 9 and 14.